SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST (Schedule of Selling Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share based compensation)	$ 2,028	$ 2,343	$ 3,062
Marketing and medical support	1,298	1,055	1,628
Depreciation and amortization	49	9	12
Shipping and delivery	200	192	236
Registration and marketing license fees	489	589	424
Selling and marketing	$ 4,064	$ 4,188	$ 5,362